Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Significant Accounting Policies [Abstract]
Schedule of Preferred Stock and Common Stock Equivalents	Below is a table listing all preferred stock and common stock equivalents:
Common Stock Equivalents	March 31, 2024 (unaudited)	December 31, 2023
Convertible Debt	$11,559,098	$11,034,773
Make-Whole Liability	65,000	65,000
Warrants	605,689	604,281
Preferred Stock	—	1,302,082
Total	$12,229,787	$13,006,136
Below is a table listing all preferred stock and common stock equivalents:
Common Stock Equivalents	12/31/2023	12/31/2022
Convertible Debt	11,034,773	8,230,248
Make-Whole Liability	65,000	1,590,939
Warrants	604,281	771,143
Preferred Stock	1,302,082	1,302,082
Total	13,006,136	11,894,412